Contingent Consideration (Details) - Genkyotex SA - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contingent Consideration
Opening balance	kr 75,880	kr 54,399
Change for the year	(18,835)	15,942
Exchange differences	(484)	5,539
Net book value	kr 56,561	kr 75,880